Leases (Tables)	3 Months Ended
Apr. 02, 2022
Leases [Abstract]
Summmary of Balance Sheet Information
The components of ROU assets and lease liabilities were as follows:

(in thousands)	Balance Sheet Classification	April 2, 2022

Assets:
Operating lease assets	Right-of-use assets, net	$40,902
Finance lease assets	Right-of-use assets, net	$616

Total leased assets		$41,518

Liabilities:
Current:
Operating	Other accrued expenses	$4,762
Financing	Current maturities of long-term debt	$147
Noncurrent:
Operating	Other long-term liabilities	$38,241
Financing	Long-term debt	$470

Total lease liabilities		$43,620

Summary of Lease Cost
The components of lease expense were as follows:

(in thousands)	Three Months Ended April 2, 2022

Operating lease cost	$1,986
Short-term lease cost	$60
Financial lease cost:
Amortization of right-of-use assets	$17
Interest on lease liabilities	$3

Total lease cost	$2,066

Other information related to leases was as follows:

Three Months Ended April 2, 2022

Weighted Average Remaining Lease Term
Operating Leases	10.0 years
Finance Leases	3.8 years

Weighted Average Discount Rate
Operating Leases	6.5%
Finance Leases	5.0%

Schedule of Operating Lease Maturity
As of April 2, 2022, future minimum lease payments under noncancellable operating leases with initial or remaining lease terms in excess of one year were as follows:

(in thousands)

2022	$5,577
2023	$6,957
2024	$6,068
2025	$5,680
2026	$5,265
Later years	$30,961

Total future lease payments	$60,508

Less imputed interest	$(17,505)

Present value of future lease payments	$43,003

Schedule of Finance Lease Maturity
As of April 2, 2022, minimum repayments of long-term debt under financing leases were as follows:

(in thousands)

2022	$130
2023	$174
2024	$174
2025	$174
2026	$25
Later years	$—

Total future lease payments	$677

Less imputed interest	$(60)

Present value of future lease payments	$617